PREFERRED SHARES (Details) - CAD CAD / shares in Units, CAD in Millions			1 Months Ended					12 Months Ended
	Nov. 16, 2016	Dec. 31, 2015	Nov. 30, 2016	Apr. 30, 2016	Feb. 29, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016
Preferred Shares [Line Items]
Preferred Shares		CAD 2,499						CAD 3,980
Number of shares issued	60,200,000
Series 1
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								9,498,000
Preferred shares, outstanding (in shares)								9,498,000
Current Yield								3.266%
Annual Dividend Rate per Share (in Canadian dollars per share)								CAD 0.8165
Redemption Price Per Share (in Canadian dollars per share)								CAD 25.00
Preferred Shares		CAD 233						CAD 233
Series 1 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.92%
Series 2
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								12,502,000
Preferred shares, outstanding (in shares)								12,502,000
Current Yield		2.429%
Redemption Price Per Share (in Canadian dollars per share)								CAD 25
Preferred Shares		CAD 306						CAD 306
Series 2 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.92%
Series 3
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								8,533,000
Preferred shares, outstanding (in shares)								8,533,000
Current Yield								2.152%
Annual Dividend Rate per Share (in Canadian dollars per share)								CAD 0.538
Redemption Price Per Share (in Canadian dollars per share)								CAD 25.00
Preferred Shares		CAD 209						CAD 209
Number of shares converted						5,466,595
Series 3 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.28%
Series 4
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								5,467,000
Preferred shares, outstanding (in shares)								5,467,000
Current Yield		1.789%
Redemption Price Per Share (in Canadian dollars per share)								CAD 25
Preferred Shares		CAD 134						CAD 134
Series 4 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.28%
Series 5
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								12,714,000
Preferred shares, outstanding (in shares)								12,714,000
Current Yield								2.263%
Annual Dividend Rate per Share (in Canadian dollars per share)								CAD 0.56575
Redemption Price Per Share (in Canadian dollars per share)								CAD 25.00
Preferred Shares		CAD 342						CAD 310
Number of shares converted					1,285,739
Series 5 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.54%
Series 6
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								1,286,000
Preferred shares, outstanding (in shares)								1,286,000
Current Yield		2.073%
Redemption Price Per Share (in Canadian dollars per share)								CAD 25.00
Preferred Shares								CAD 32
Series 6 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								1.54%
Series 7
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								24,000,000
Preferred shares, outstanding (in shares)								24,000,000
Current Yield								4.00%
Annual Dividend Rate per Share (in Canadian dollars per share)								CAD 1.00
Redemption Price Per Share (in Canadian dollars per share)								CAD 25
Preferred Shares		CAD 589						CAD 589
Series 7 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.38%
Series 9
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								18,000,000
Preferred shares, outstanding (in shares)								18,000,000
Current Yield								4.25%
Annual Dividend Rate per Share (in Canadian dollars per share)								CAD 1.0625
Redemption Price Per Share (in Canadian dollars per share)								CAD 25
Preferred Shares		442						CAD 442
Series 9 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.35%
Series 11
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								10,000,000
Preferred shares, outstanding (in shares)								10,000,000
Current Yield								3.80%
Annual Dividend Rate per Share (in Canadian dollars per share)								CAD 0.95
Redemption Price Per Share (in Canadian dollars per share)								CAD 25
Preferred Shares		CAD 244						CAD 244
Number of shares issued							10,000,000
Price per share (in Canadian dollars per share)							CAD 25
Gross proceeds from public offering of preferred shares							CAD 250
Series 11 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.96%
Series 13
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								20,000,000
Preferred shares, outstanding (in shares)								20,000,000
Current Yield								5.50%
Annual Dividend Rate per Share (in Canadian dollars per share)								CAD 1.375
Redemption Price Per Share (in Canadian dollars per share)								CAD 25
Preferred Shares								CAD 493
Number of shares issued				20,000,000
Price per share (in Canadian dollars per share)				CAD 25
Gross proceeds from public offering of preferred shares				CAD 500
Series 13 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								4.69%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum								550.00%
Series 15
Preferred Shares [Line Items]
Preferred shares, authorized (in shares)								40,000,000
Preferred shares, outstanding (in shares)								40,000,000
Current Yield								4.90%
Annual Dividend Rate per Share (in Canadian dollars per share)								CAD 1.3292
Redemption Price Per Share (in Canadian dollars per share)								CAD 25
Preferred Shares								CAD 988
Number of shares issued			40,000,000
Price per share (in Canadian dollars per share)			CAD 25
Gross proceeds from public offering of preferred shares			CAD 1,000
Series 15 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								3.85%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum								490.00%
Series 2 and Series 4
Preferred Shares [Line Items]
Redemption Price Per Share (in Canadian dollars per share)								CAD 25.50
Even numbered series of preferred shares
Preferred Shares [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum								90 days
Series 8 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								2.96%
Series 14 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								4.69%
Series 16 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum								3.85%
Odd numbered series of preferred shares
Preferred Shares [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation								5 years